Parametric

Dividend Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.1%
General Dynamics Corp.	985	$186,136
L3Harris Technologies, Inc.	891	186,290
Lockheed Martin Corp.	567	188,992
Raytheon Technologies Corp.	2,324	188,058

		$749,476

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	2,138	$203,302
Expeditors International of Washington, Inc.	1,545	187,903

		$391,205

Auto Components — 1.2%
Gentex Corp.	5,726	$197,146
LCI Industries	1,440	219,269

		$416,415

Banks — 2.7%
Bank of Hawaii Corp.	2,282	$182,058
Commerce Bancshares, Inc.	1	70
Cullen/Frost Bankers, Inc.	1,639	206,334
F.N.B. Corp.	16,742	195,212
Prosperity Bancshares, Inc.	2,680	191,030
Umpqua Holdings Corp.	9,504	181,146

		$955,850

Beverages — 1.7%
Coca-Cola Co. (The)	3,791	$198,838
Keurig Dr Pepper, Inc.	5,864	199,317
PepsiCo, Inc.	1,320	210,910

		$609,065

Biotechnology — 1.6%
AbbVie, Inc.	1,709	$197,014
Amgen, Inc.	931	185,157
Gilead Sciences, Inc.	2,726	187,903

		$570,074

Building Products — 1.3%
A.O. Smith Corp.	2,924	$231,142
Johnson Controls International PLC	2,870	214,561

		$445,703

Capital Markets — 4.2%
BlackRock, Inc.	235	$212,583

Security	Shares	Value
Blackstone, Inc.	1,672	$236,504
CME Group, Inc.	992	218,756
Houlihan Lokey, Inc.	2,145	232,818
Janus Henderson Group PLC	4,734	202,284
Moelis & Co., Class A	3,173	194,537
T. Rowe Price Group, Inc.	966	193,152

		$1,490,634

Chemicals — 6.3%
Air Products and Chemicals, Inc.	764	$219,604
Celanese Corp.	1,259	190,562
Corteva, Inc.	4,574	205,830
Dow, Inc.	3,260	179,072
DuPont de Nemours, Inc.	2,804	207,384
Eastman Chemical Co.	1,779	185,532
FMC Corp.	2,104	210,800
Huntsman Corp.	6,623	209,883
International Flavors & Fragrances, Inc.	1,486	211,265
LyondellBasell Industries NV, Class A	1,976	172,169
RPM International, Inc.	2,513	228,783

		$2,220,884

Communications Equipment — 1.1%
Cisco Systems, Inc.	3,447	$189,034
Juniper Networks, Inc.	6,887	214,392

		$403,426

Containers & Packaging — 2.0%
AptarGroup, Inc.	1,646	$196,845
International Paper Co.	3,207	145,983
Packaging Corp. of America	1,373	179,300
Sonoco Products Co.	3,267	189,911
Sylvamo Corp.(1)	291	8,811

		$720,850

Distributors — 0.6%
Genuine Parts Co.	1,616	$206,428

		$206,428

Diversified Consumer Services — 1.1%
H&R Block, Inc.	7,750	$183,520
Service Corp. International	3,279	216,939

		$400,459

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	7,292	$166,476
Verizon Communications, Inc.	3,509	176,398

		$342,874

Electric Utilities — 7.0%
ALLETE, Inc.	3,343	$196,000
Alliant Energy Corp.	3,518	192,751
American Electric Power Co., Inc.	2,331	188,928
Avangrid, Inc.(2)	3,867	195,748

Security	Shares	Value
Duke Energy Corp.	1,988	$192,856
Evergy, Inc.	3,027	191,609
Hawaiian Electric Industries, Inc.	4,858	184,555
IDACORP, Inc.	1,853	193,861
OGE Energy Corp.	5,865	201,287
Pinnacle West Capital Corp.	2,758	179,408
Portland General Electric Co.	4,064	197,795
PPL Corp.	7,087	197,231
Southern Co. (The)	3,102	189,532

		$2,501,561

Electrical Equipment — 1.7%
Eaton Corp. PLC	1,306	$211,650
Emerson Electric Co.	2,109	185,255
Hubbell, Inc.	1,056	206,659

		$603,564

Electronic Equipment, Instruments & Components — 0.5%
National Instruments Corp.	4,706	$195,393

		$195,393

Energy Equipment & Services — 1.5%
Baker Hughes Co.	7,930	$185,086
Helmerich & Payne, Inc.	7,178	161,146
Schlumberger NV	6,340	181,831

		$528,063

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	441	$237,867
Walmart, Inc.	1,381	194,210

		$432,077

Food Products — 3.8%
Archer-Daniels-Midland Co.	3,340	$207,781
General Mills, Inc.	3,291	203,285
Hormel Foods Corp.(2)	4,805	198,927
Ingredion, Inc.	2,104	195,945
Kellogg Co.	2,921	178,707
Kraft Heinz Co. (The)	5,200	174,772
Mondelez International, Inc., Class A	3,124	184,129

		$1,343,546

Gas Utilities — 1.1%
Atmos Energy Corp.	2,234	$201,775
Spire, Inc.	3,248	194,393

		$396,168

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,677	$210,916
Baxter International, Inc.	2,439	181,876
Becton, Dickinson and Co.	776	184,021
Medtronic PLC	1,609	171,680
West Pharmaceutical Services, Inc.	462	204,509

		$953,002

Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	3,863	$178,587

Security	Shares	Value
Chemed Corp.	409	$190,385
Patterson Cos., Inc.	6,237	196,278
Quest Diagnostics, Inc.	1,353	201,164
UnitedHealth Group, Inc.	485	215,447

		$981,861

Health Care Technology — 0.5%
Cerner Corp.	2,776	$195,569

		$195,569

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	787	$192,500

		$192,500

Household Durables — 2.6%
Garmin, Ltd.	1,236	$165,055
Leggett & Platt, Inc.	4,132	166,892
MDC Holdings, Inc.	4,182	200,067
Newell Brands, Inc.	8,322	178,673
Whirlpool Corp.	899	195,748

		$906,435

Household Products — 2.8%
Church & Dwight Co., Inc.	2,303	$205,842
Clorox Co. (The)	1,186	193,140
Colgate-Palmolive Co.	2,554	191,601
Kimberly-Clark Corp.	1,479	192,729
Procter & Gamble Co. (The)	1,371	198,219

		$981,531

Industrial Conglomerates — 0.5%
3M Co.	1,098	$186,704

		$186,704

Insurance — 4.4%
Aflac, Inc.	3,686	$199,560
Cincinnati Financial Corp.	1,679	191,238
Fidelity National Financial, Inc.	4,311	210,851
Hanover Insurance Group, Inc. (The)	1,452	176,781
Old Republic International Corp.	8,105	194,196
Principal Financial Group, Inc.	3,012	206,563
Prudential Financial, Inc.	1,873	191,533
Travelers Cos., Inc. (The)	1,261	185,304

		$1,556,026

IT Services — 4.8%
Accenture PLC, Class A	601	$214,797
Amdocs, Ltd.	2,526	176,365
Automatic Data Processing, Inc.	978	225,811
Cognizant Technology Solutions Corp., Class A	2,588	201,812
International Business Machines Corp.	1,419	166,165

Security	Shares	Value
Jack Henry & Associates, Inc.	1,152	$174,678
Kyndryl Holdings, Inc.(1)	283	4,471
MAXIMUS, Inc.	2,328	175,648
Paychex, Inc.	1,863	222,070
Western Union Co. (The)	9,511	150,464

		$1,712,281

Leisure Products — 1.1%
Hasbro, Inc.	2,047	$198,375
Polaris, Inc.	1,584	177,075

		$375,450

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,221	$184,249
Bio-Techne Corp.	398	187,868

		$372,117

Machinery — 1.5%
Cummins, Inc.	836	$175,351
Graco, Inc.	2,647	192,940
Snap-on, Inc.	873	179,759

		$548,050

Media — 0.5%
Omnicom Group, Inc.	2,558	$172,179

		$172,179

Metals & Mining — 2.9%
Newmont Corp.	3,621	$198,865
Nucor Corp.	1,958	208,057
Reliance Steel & Aluminum Co.	1,384	205,704
Royal Gold, Inc.	2,011	201,161
Southern Copper Corp.	3,480	203,580

		$1,017,367

Multi-Utilities — 2.8%
Ameren Corp.	2,435	$198,672
Consolidated Edison, Inc.	2,706	210,094
Dominion Energy, Inc.	2,683	191,029
Public Service Enterprise Group, Inc.	3,180	198,718
WEC Energy Group, Inc.	2,169	188,551

		$987,064

Multiline Retail — 0.5%
Target Corp.	806	$196,535

		$196,535

Oil, Gas & Consumable Fuels — 9.4%
Antero Midstream Corp.	19,071	$185,180
Chevron Corp.	1,928	217,613
ConocoPhillips	2,915	204,429
Coterra Energy, Inc.	9,058	181,885
Diamondback Energy, Inc.	2,034	217,089
EOG Resources, Inc.	2,365	205,755
Exxon Mobil Corp.	3,305	197,771

Security	Shares	Value
Hess Corp.	2,395	$178,476
HollyFrontier Corp.	5,973	193,047
Kinder Morgan, Inc.	11,346	175,409
Marathon Petroleum Corp.	3,161	192,347
ONEOK, Inc.	3,392	202,977
Phillips 66	2,843	196,650
Pioneer Natural Resources Co.	1,165	207,743
Texas Pacific Land Corp.	160	193,403
Valero Energy Corp.	2,855	191,114
Williams Cos., Inc. (The)	7,641	204,702

		$3,345,590

Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	4,794	$210,361

		$210,361

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	3,303	$177,140
Johnson & Johnson	1,153	179,787
Merck & Co., Inc.	2,562	191,920
Pfizer, Inc.	4,592	246,728

		$795,575

Professional Services — 0.6%
Robert Half International, Inc.	1,931	$214,669

		$214,669

Road & Rail — 0.6%
Landstar System, Inc.	1,263	$212,879

		$212,879

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom, Inc.	400	$221,472
Intel Corp.	3,566	175,447
Texas Instruments, Inc.	1,012	194,679

		$591,598

Software — 1.2%
Dolby Laboratories, Inc., Class A	2,242	$187,005
Microsoft Corp.	713	235,711

		$422,716

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	898	$198,206
Best Buy Co., Inc.	1,818	194,271
Buckle, Inc. (The)	4,393	206,647
Home Depot, Inc. (The)	580	232,354

		$831,478

Textiles, Apparel & Luxury Goods — 1.1%
Hanesbrands, Inc.	10,546	$170,318
VF Corp.	2,907	208,519

		$378,837

Security	Shares	Value
Tobacco — 1.0%
Altria Group, Inc.	3,974	$169,451
Philip Morris International, Inc.	2,000	171,880

		$341,331

Trading Companies & Distributors — 1.8%
Fastenal Co.	3,711	$219,580
MSC Industrial Direct Co., Inc., Class A	2,442	192,185
Watsco, Inc.	731	213,971

		$625,736

Total Common Stocks (identified cost $27,105,651)		$35,229,156

Short-Term Investments — 0.6%

Affiliated Fund — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	197,606	$197,587

Total Affiliated Fund (identified cost $197,587)		$197,587

Securities Lending Collateral — 0.0%(4)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(5)	5,350	$5,350

Total Securities Lending Collateral (identified cost $5,350)		$5,350

Total Short-Term Investments (identified cost $202,937)		$202,937

Total Investments — 99.8% (identified cost $27,308,588)		$35,432,093

Other Assets, Less Liabilities — 0.2%		$58,808

Net Assets — 100.0%		$35,490,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2021. The aggregate market value of securities on loan at November 30, 2021 was $201,960 and the total market value of the collateral received by the Fund was $212,045, comprised of cash of $5,350 and U.S. government and/or agencies securities of $206,695.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

(4)	Amount is less than 0.05%.

(5)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $197,587, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$157,374	$5,094,050	$(5,053,813)	$(24)	$—	$197,587	$128	197,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$35,229,156	*	$—	$—	$35,229,156
Short-Term Investments —
Affiliated Fund	—		197,587	—	197,587
Securities Lending Collateral	5,350		—	—	5,350
Total Investments	$35,234,506		$197,587	$—	$35,432,093

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.